INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
Accounting policy
Inventories are comprised of raw materials, work in progress, spare parts and finished goods. Raw materials are recognized at acquisition cost. Work in progress consists of raw materials, direct labor, other direct costs and manufacturing overhead. When completed, these items are recognized as finished goods.
Raw materials and spare parts are measured using the moving weighted‑average cost method. Finished goods (manufactured aircraft) and work in progress are measured at their specific production cost.
Inventories are stated at the lower of cost and net realizable value.
The Company may hold used aircraft in inventory for resale, typically received through trade‑in transactions to facilitate the sale of new aircraft. The carrying amount of these assets is periodically compared with their net realizable value, which is determined based on the estimated selling price of the aircraft in the ordinary course of business, less the estimated costs necessary to complete the sale. Management, together with its external appraisers, estimates the selling price based on aircraft valuations.
Any loss identified on the carrying amount is recognized in profit or loss within cost of sales.

		12.31.2025				12.31.2024
		Gross book value	Write-down for obsolescence	Write-down for market value	Net book value	Gross book value	Write-down for obsolescence	Write-down for market value	Net book value
Raw materials		1,443.8	(87.7)	—	1,356.1	1,302.6	(84.6)	—	1,218.0
Work in process		995.4	—	—	995.4	840.9	—	—	840.9
Spare parts		510.2	(43.0)	(0.8)	466.4	476.5	(38.2)	(0.9)	437.4
Finished goods	(i)	77.1	—	—	77.1	76.8	—	—	76.8
Held by third parties		97.2	(4.0)	—	93.2	112.2	(4.5)	—	107.7
Advances to suppliers		82.4	—	—	82.4	39.1	—	—	39.1
Inventory in transit		132.2	—	—	132.2	163.2	—	—	163.2
Consumption materials		67.5	(3.2)	—	64.3	58.4	(5.4)	—	53.0
		3,405.8	(137.9)	(0.8)	3,267.1	3,069.7	(132.7)	(0.9)	2,936.1
The following aircraft were held in the finished goods inventory:

	12.31.2025	12.31.2024
Embraer Aircrafts
Phenom 100	1	1
Phenom 300	3	3
Praetor 500	1	1
Praetor 600	2	2
Ipanema	3	0
Ending balance	10	7
The movement of write-down for reduction in market value was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(0.9)	(1.4)	(5.7)
Additions	(3.0)	—	(0.6)
Disposals	—	0.1	—
Reversals	3.1	0.4	4.9
Ending balance	(0.8)	(0.9)	(1.4)
The movement of write-down for obsolescence was as follows:

	12.31.2025	12.31.2024	12.31.2023
Beginning balance	(132.7)	(125.9)	(126.1)
Additions	(53.4)	(52.9)	(50.5)
Disposals	5.1	11.5	13.5
Reversals	44.6	33.9	37.5
Foreign exchange gain (loss)	(1.5)	0.7	(0.3)
Ending balance	(137.9)	(132.7)	(125.9)
A write-down for obsolescence is recognized for items without activity for more than two years and with no planned use in the production program. It also covers expected losses from excess inventories or obsolete work in progress. The exception to this policy applies to inventories of spare parts, for which the write‑down is recognized based on technical obsolescence or for items without activity for more than two years.